Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Payables and Accruals [Abstract]
Accrued research and development expenses	$ 759	$ 1,845
Professional fees	1,708	573
Employee compensation and related benefits	814	676
Accrued income tax payable	39	22
Other	219	0
Total accrued expenses and other current liabilities	$ 3,539	$ 3,116